Transactions with Related Parties - Summary of Transactions Outstanding with Related Parties (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of financial position
Loans to customers	₸ 6,042,443	₸ 4,478,489
Allowance for impairment losses	(295,843)	(242,532)
Other assets	139,696	135,598
Customer accounts	6,561,950	5,441,456
Other liabilities	104,350	115,272
Profit or loss [abstract]
Net fee revenue	1,329,350	1,027,545	₸ 724,742
Net fee revenue	1,275,125	987,967	679,782
Interest revenue	1,082,668	833,516	574,426
Other gains/(losses)	11,229	23,200	16,384
Interest expense	(616,116)	(478,010)	(278,676)
Transaction expenses	(29,494)	(27,470)	(22,188)
Cost of goods and services	(303,858)	(166,356)	(82,747)
Transactions with Related Parties
Consolidated statements of financial position
Loans to customers	1,103	2,435
Allowance for impairment losses	0	2
Other assets	1,955	1,196
Customer accounts	12,120	15,259
Other liabilities	963	5,050
Profit or loss [abstract]
Net fee revenue	4,378	4,161
Interest revenue	202	259	314
Other gains/(losses)		2
Interest expense	(609)	(544)	(403)
Transaction expenses	(153)	(137)
Cost of goods and services	(6,445)	(5,129)
Entities Controlled by the Key Management Personnel of the Group | Transactions with Related Parties
Consolidated statements of financial position
Loans to customers	1,103	2,435
Allowance for impairment losses		2
Other assets	1,955	1,196
Customer accounts	2,846	9,526
Other liabilities	963	5,004
Profit or loss [abstract]
Net fee revenue	4,215	4,008
Other gains/(losses)		2
Interest expense	(25)	(507)	(176)
Transaction expenses	(153)	(137)
Cost of goods and services	(6,445)	(5,129)
Other Related Parties | Transactions with Related Parties
Consolidated statements of financial position
Customer accounts	128	71
Profit or loss [abstract]
Net fee revenue	1
Interest revenue	202	259	314
Interest expense	(2)	(3)	(208)
Key Management Personnel of the Group | Transactions with Related Parties
Consolidated statements of financial position
Customer accounts	9,146	5,662
Other liabilities		46
Profit or loss [abstract]
Net fee revenue	162	153
Interest expense	₸ (582)	₸ (34)	₸ (19)